UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23100

BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J.Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2016

Date of reporting period: December 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

Bernstein Fund, Inc. - International Small Cap Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 82.9%
Consumer Discretionary - 18.2%
Auto Components - 2.2%
Brembo SpA	270	$13,044
Faurecia	510	20,436
Linamar Corp.	840	45,366
Nexteer Automotive Group Ltd.	27,000	29,845
Plastic Omnium SA	2,260	71,838
SAF-Holland SA	2,920	39,531

		220,060

Distributors - 0.6%
Inchcape PLC	5,300	61,150

Diversified Consumer Services - 1.1%
G8 Education Ltd.	8,160	21,101
Navitas Ltd.	3,920	13,242
TAL Education Group (ADR) (a)	1,600	74,352

		108,695

Hotels, Restaurants & Leisure - 2.3%
Alsea SAB de CV	3,340	11,626
Ardent Leisure Group	19,260	31,519
Domino’s Pizza Group PLC	2,570	39,832
Famous Brands Ltd.	1,280	10,730
GVC Holdings PLC	1,830	12,504
Jollibee Foods Corp.	15,260	70,840
Merlin Entertainments PLC (b)	6,480	43,449
Plenus Co., Ltd.	400	6,685

		227,185

Household Durables - 1.9%
Auto Trader Group PLC (a)(b)	6,500	42,379
Berkeley Group Holdings PLC	930	50,558
De’ Longhi SpA	460	13,741
Rinnai Corp.	500	44,302
SEB SA	90	9,239
Skyworth Digital Holdings Ltd.	20,000	12,975
Token Corp.	200	15,437

		188,631

Leisure Products - 0.9%
Amer Sports Oyj	1,750	51,093
Bandai Namco Holdings, Inc.	1,400	29,578
BRP, Inc./CA (a)	510	7,327

		87,998

Media - 2.2%
IPSOS	570	13,128
Mediaset Espana Comunicacion SA	2,580	28,070
Metropole Television SA	2,660	45,742
NOS SGPS SA	4,230	33,281
Technicolor SA	1,710	13,879
TV Asahi Holdings Corp.	5,100	88,038

		222,138

Company	Shares	U.S. $ Value
Multiline Retail - 2.1%
Dollarama, Inc.	1,170	67,594
Don Quijote Holdings Co., Ltd.	1,900	66,725
Harvey Norman Holdings Ltd.	14,030	42,412
Poundland Group PLC	12,770	39,101

		215,832

Specialty Retail - 4.1%
Ace Hardware Indonesia Tbk PT	496,400	29,524
AutoCanada, Inc.	1,250	21,816
Bilia AB-Class A	570	12,895
Clas Ohlson AB-Class B	700	12,687
Delek Automotive Systems Ltd.	1,330	11,844
Giordano International Ltd.	26,000	12,144
Groupe Fnac SA (a)	210	12,392
Halfords Group PLC	2,620	12,910
JB Hi-Fi Ltd.	980	13,869
Mobilezone Holding AG	870	12,465
Mr Price Group Ltd.	2,100	27,158
Nishimatsuya Chain Co., Ltd.	1,400	12,118
Pal Co., Ltd.	500	12,000
Shimamura Co., Ltd.	400	46,844
Sports Direct International PLC (a)	2,770	23,540
T-Gaia Corp.	800	9,103
Valora Holding AG (a)	60	12,483
WH Smith PLC	1,930	50,149
Yamada Denki Co., Ltd.	16,200	69,976

		415,917

Textiles, Apparel & Luxury Goods - 0.8%
Brunello Cucinelli SpA	1,310	23,157
China Lilang Ltd.	14,000	10,335
Geox SpA (a)	2,840	12,541
Peak Sport Products Co., Ltd.	30,000	8,341
Sanyo Shokai Ltd.	5,000	11,929
Texwinca Holdings Ltd.	12,000	12,515

		78,818

		1,826,424

Industrials - 16.3%
Aerospace & Defense - 0.9%
Saab AB-Class B	1,670	51,431
Senior PLC	11,610	39,345

		90,776

Air Freight & Logistics - 0.4%
bpost SA	580	14,232
Oesterreichische Post AG	360	13,142
Panalpina Welttransport Holding AG	110	12,281

		39,655

Airlines - 0.8%
Air Canada (a)	5,370	39,624
Dart Group PLC	1,510	13,100

Company	Shares	U.S. $ Value
Qantas Airways Ltd. (a)	10,690	31,686

		84,410

Building Products - 1.5%
China Lesso Group Holdings Ltd.	28,000	19,431
DIRTT Environmental Solutions (a)	5,630	28,238
Kingspan Group PLC	4,070	107,308

		154,977

Commercial Services & Supplies - 2.0%
dorma&kaba Holding AG	120	81,496
Loomis AB-Class B	1,080	33,690
Rentokil Initial PLC	29,860	70,059
Spotless Group Holdings Ltd.	8,350	6,543
Transcontinental, Inc.-Class A	1,010	12,598

		204,386

Construction & Engineering - 1.3%
Bird Construction, Inc.	1,220	11,462
Carillion PLC	870	3,886
John Laing Group PLC (b)	17,120	53,000
Mirait Holdings Corp.	1,500	12,358
Toenec Corp.	1,000	6,610
UGL Ltd. (a)	12,110	21,268
Wilson Bayly Holmes-Ovcon Ltd.	1,690	12,377
WSP Global, Inc.	410	12,596

		133,557

Electrical Equipment - 0.8%
Nitto Kogyo Corp.	700	12,239
TKH Group NV	1,550	62,941

		75,180

Industrial Conglomerates - 0.8%
Reunert Ltd.	1,770	7,815
Rheinmetall AG	880	58,495
TOKAI Holdings Corp.	2,800	13,115

		79,425

Machinery - 5.1%
Biesse SpA	740	12,702
Bodycote PLC	4,980	41,573
Fenner PLC	4,190	8,832
Heidelberger Druckmaschinen AG (a)	4,710	11,547
IHI Corp.	11,000	30,366
JTEKT Corp.	2,400	39,283
Komax Holding AG	60	11,637
Krones AG	730	86,923
KUKA AG	760	68,009
LISI	1,500	40,680
Melrose Industries PLC	17,420	74,618
Morgan Advanced Materials PLC	8,200	29,913
Nabtesco Corp.	2,000	40,630
Rational AG	30	13,617

		510,330

Company	Shares	U.S. $ Value
Professional Services - 0.8%
Brunel International NV	720	13,113
Morneau Shepell, Inc.	1,050	10,988
Teleperformance	470	39,521
WS Atkins PLC	560	13,381

		77,003

Road & Rail - 0.7%
Go-Ahead Group PLC	340	13,378
National Express Group PLC	9,980	48,963
Stagecoach Group PLC	2,680	11,710

		74,051

Trading Companies & Distributors - 1.2%
Daiichi Jitsugyo Co., Ltd.	3,000	13,410
Diploma PLC	3,680	41,285
Rexel SA	1,560	20,772
Russel Metals, Inc.	920	10,685
Wakita & Co., Ltd.	1,100	9,480
Yamazen Corp.	1,300	11,905
Yuasa Trading Co., Ltd.	500	12,352

		119,889

		1,643,639

Financials - 14.1%
Banks - 3.9%
77 Bank Ltd. (The)	6,000	32,303
Banca Popolare dell’Emilia Romagna SC	5,200	39,443
Banca Popolare di Milano Scarl	40,380	39,995
Banco Macro SA (ADR) (a)	560	32,547
Bank Hapoalim BM	11,880	61,324
Bank of Chongqing Co., Ltd.-Class H	10,500	9,446
Bank of Queensland Ltd.	6,170	62,241
BGEO Group PLC	970	27,193
Hachijuni Bank Ltd. (The)	5,000	30,600
Liberbank SA (a)	40,210	25,370
Spar Nord Bank A/S	1,100	9,719
Tochigi Bank Ltd. (The)	2,000	11,407
Towa Bank Ltd. (The)	13,000	11,589

		393,177

Capital Markets - 2.0%
3i Group PLC	3,990	28,264
Azimut Holding SpA	1,170	29,082
GAM Holding AG (a)	3,120	51,644
Gluskin Sheff & Associates, Inc.	800	12,043
IwaiCosmo Holdings, Inc.	1,100	12,680
Jafco Co., Ltd.	300	11,695
Marusan Securities Co., Ltd.	1,200	12,575
Mito Securities Co., Ltd.	2,000	6,774
Ratos AB-Class B	2,300	13,268
Toyo Securities Co., Ltd.	4,000	12,360
Tullett Prebon PLC	2,430	13,292

		203,677

Company	Shares	U.S. $ Value
Consumer Finance - 1.0%
Cembra Money Bank AG (a)	210	13,502
Credito Real SAB de CV SOFOM ER	15,380	39,007
Gentera SAB de CV	15,190	29,218
International Personal Finance PLC	4,880	20,720

		102,447

Diversified Financial Services - 0.2%
Banca IFIS SpA	400	12,461
Euronext NV (b)	170	8,723

		21,184

Insurance - 0.6%
esure Group PLC	9,508	35,530
Harel Insurance Investments & Financial Services Ltd.	3,170	12,162
UNIQA Insurance Group AG	1,480	12,060

		59,752

Real Estate Investment Trusts (REITs) - 2.5%
AIMS AMP Capital Industrial REIT	6,300	6,107
Allied Properties Real Estate Investment Trust	850	19,393
Cominar Real Estate Investment Trust	570	6,060
Fibra Shop Portafolios Inmobiliarios SAPI de CV	6,100	6,173
Granite Real Estate Investment Trust (Toronto)	1,800	49,381
Hamborner REIT AG	590	6,164
Hoshino Resorts REIT, Inc.	1	10,375
Immobiliare Grande Distribuzione SIIQ SpA	6,190	5,926
Intervest Offices & Warehouses NV	240	6,340
Japan Rental Housing Investments, Inc.	9	6,359
Lippo Malls Indonesia Retail Trust	28,000	6,319
Merlin Properties Socimi SA	2,280	28,562
Mexico Real Estate Management SA de CV (a)	15,220	19,420
PLA Administradora Industrial S de RL de CV	11,950	19,290
Shopping Centres Australasia Property Group	3,920	6,049
Top REIT, Inc.	2	7,576
Vastned Retail NV	880	40,428

		249,922

Real Estate Management & Development - 3.3%
Aeon Mall Co., Ltd.	4,000	68,608
CA Immobilien Anlagen AG (a)	2,140	39,139
Corp. Inmobiliaria Vesta SAB de CV	32,110	49,447
Countrywide PLC	2,190	12,889
Dios Fastigheter AB	1,700	12,292
Entra ASA (b)	1,510	12,155
Foxtons Group PLC	4,630	12,832
KWG Property Holding Ltd.	17,000	12,510
Leopalace21 Corp. (a)	5,300	28,688
Nexity SA	1,320	58,471
Raysum Co., Ltd.	600	5,125
UNITE Group PLC (The)	1,390	13,428

		325,584

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 0.6%
Paragon Group of Cos., PLC (The)	11,080	57,601

		1,413,344

Information Technology - 10.5%
Communications Equipment - 0.1%
VTech Holdings Ltd.	1,000	10,335

Electronic Equipment, Instruments & Components - 2.0%
Daiwabo Holdings Co., Ltd.	6,000	11,972
Electrocomponents PLC	3,780	13,237
Ju Teng International Holdings Ltd.	58,000	27,510
Mycronic AB	1,310	12,677
PAX Global Technology Ltd.	56,000	57,454
Premier Farnell PLC	8,850	12,786
Ryosan Co., Ltd.	200	5,134
Tongda Group Holdings Ltd.	340,000	59,682

		200,452

Internet Software & Services - 0.7%
Dip Corp.	2,800	57,348
Moneysupermarket.com Group PLC	2,620	14,173

		71,521

IT Services - 3.1%
Alten SA	1,570	90,855
Bechtle AG	20	1,901
CANCOM SE	270	12,753
Computacenter PLC	3,930	49,362
GFT Technologies SE	360	12,257
Nihon Unisys Ltd.	4,700	51,741
Paysafe Group PLC (a)	10,170	55,339
Softcat PLC (a)	7,860	39,411

		313,619

Semiconductors & Semiconductor Equipment - 3.1%
ASM International NV	1,280	50,180
BE Semiconductor Industries NV	310	6,230
Hua Hong Semiconductor Ltd. (a)(b)	31,000	30,022
Sanken Electric Co., Ltd.	10,000	35,033
SCREEN Holdings Co., Ltd.	12,000	88,329
Siltronic AG (a)	1,560	37,835
Sumco Corp.	8,600	64,883

		312,512

Software - 1.2%
AVEVA Group PLC	360	8,557
Capcom Co., Ltd.	1,600	38,582
IGG, Inc.	23,000	10,236
Oracle Corp. Japan	400	18,624
UBISOFT Entertainment (a)	1,370	39,649

		115,648

Technology Hardware, Storage & Peripherals - 0.3%
Elecom Co., Ltd.	200	2,587
Riso Kagaku Corp.	700	11,396
Roland DG Corp.	500	10,667
Wacom Co., Ltd.	600	2,389

		27,039

		1,051,126

Company	Shares	U.S. $ Value
Consumer Staples - 8.3%
Beverages - 1.1%
Britvic PLC	1,330	14,250
Coca-Cola West Co., Ltd.	600	12,145
Cott Corp.	4,730	52,096
Royal Unibrew A/S	850	34,545

		113,036

Food & Staples Retailing - 3.4%
Booker Group PLC	22,110	59,009
Clicks Group Ltd.	3,570	20,553
Cocokara fine, Inc.	300	13,469
Greggs PLC	700	13,571
MARR SpA	3,230	66,737
Metro, Inc.	2,520	70,553
Ministop Co., Ltd.	700	13,571
Tsuruha Holdings, Inc.	1,000	86,646

		344,109

Food Products - 2.6%
Bakkafrost P/F	410	12,079
Biostime International Holdings Ltd.	1,500	3,085
Calbee, Inc.	2,000	84,458
Glanbia PLC	3,380	62,222
Mayora Indah Tbk PT	17,000	37,613
Premium Brands Holdings Corp.	70	1,932
Salmar ASA	550	9,599
Sao Martinho SA	2,600	30,019
Scandi Standard AB	2,090	13,432
Warabeya Nichiyo Co., Ltd.	600	11,374

		265,813

Household Products - 0.8%
Pigeon Corp.	3,200	77,632

Personal Products - 0.2%
Aderans Co., Ltd.	1,500	10,340
Pola Orbis Holdings, Inc.	100	6,591

		16,931

Tobacco - 0.2%
Gudang Garam Tbk PT	5,500	21,829

		839,350

Materials - 6.0%
Chemicals - 4.1%
Arkema SA	850	59,499
Chr Hansen Holding A/S	890	55,670
Denka Co Ltd	5,000	22,155
FUCHS PETROLUB SE (Preference Shares)	680	32,019
Fujimi, Inc.	200	2,769
Incitec Pivot Ltd.	11,000	31,432
JSR Corp.	2,000	31,169

Company	Shares	U.S. $ Value
Kansai Paint Co., Ltd.	4,000	60,631
LANXESS AG	920	42,336
Nippon Shokubai Co., Ltd.	300	20,875
Nuplex Industries Ltd.	4,110	13,338
Teijin Ltd.	6,000	20,447
Ube Industries Ltd. (a)	7,000	14,792

		407,132

Containers & Packaging - 0.8%
Mpact Ltd.	3,430	10,411
Pact Group Holdings Ltd.	3,600	13,066
Smurfit Kappa Group PLC	2,290	58,649

		82,126

Metals & Mining - 0.5%
Centerra Gold, Inc.	2,230	10,620
Godo Steel Ltd.	4,000	7,892
Granges AB	320	2,638
Nevsun Resources Ltd.	4,110	11,139
Northern Star Resources Ltd.	4,360	8,866
Sims Metal Management Ltd.	2,530	13,239

		54,394

Paper & Forest Products - 0.6%
Mondi PLC	2,000	39,201
Nippon Paper Industries Co., Ltd.	800	12,941
Western Forest Products, Inc.	7,430	12,135

		64,277

		607,929

Health Care - 4.5%
Health Care Equipment & Supplies - 0.7%
LivaNova PLC (a)	900	53,433
Straumann Holding AG	50	15,175

		68,608

Health Care Providers & Services - 0.7%
BML, Inc.	400	11,981
Medical Facilities Corp.	1,180	12,272
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	14,500	31,253
Universal Health International Group Holding Ltd.	32,000	12,334

		67,840

Health Care Technology - 1.0%
M3, Inc.	2,300	47,688
NNIT A/S (a)(b)	2,120	58,074

		105,762

Life Sciences Tools & Services - 0.6%
Eurofins Scientific SE	140	48,835
Horizon Discovery Group PLC (a)	7,290	14,401

		63,236

Company	Shares	U.S. $ Value
Pharmaceuticals - 1.5%
Almirall SA	640	12,935
China Traditional Chinese Medicine Co., Ltd. (a)	46,000	31,437
Dawnrays Pharmaceutical Holdings Ltd.	16,000	12,397
Faes Farma SA	4,170	12,466
Indivior PLC	4,640	12,822
Ipsen SA	210	13,914
Ouro Fino Saude Animal Participacoes SA	2,900	25,604
Recordati SpA	540	14,089
STADA Arzneimittel AG	350	14,114

		149,778

		455,224

Utilities - 2.5%
Gas Utilities - 0.1%
Superior Plus Corp.	1,720	13,375

Independent Power and Renewable Electricity Producers - 0.5%
Electric Power Development Co., Ltd.	1,400	49,864

Multi-Utilities - 0.2%
Iren SpA	7,930	12,797
Telecom Plus PLC	760	12,014

		24,811

Water Utilities - 1.7%
Cia de Saneamento Basico do Estado de Sao Paulo	12,800	60,961
CT Environmental Group Ltd.	168,000	55,415
Pennon Group PLC	3,960	50,238

		166,614

		254,664

Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	13,961	30,733
Com Hem Holding AB	7,920	71,765
Hutchison Telecommunications Hong Kong Holdings Ltd.	16,000	5,559
XL Axiata Tbk PT (a)	107,000	28,163

		136,220

Wireless Telecommunication Services - 0.2%
M1 Ltd./Singapore	4,600	8,805
SmarTone Telecommunications Holdings Ltd.	7,000	10,594

		19,399

		155,619

Energy - 1.0%
Energy Equipment & Services - 0.3%
Pason Systems, Inc.	610	8,548
Petrofac Ltd.	1,700	19,941

		28,489

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 0.7%
Det Norske Oljeselskap ASA (a)	5,140	31,896
Gaztransport Et Technigaz SA	240	10,149
Indo Tambangraya Megah Tbk PT	4,500	1,858
Nippon Gas Co., Ltd.	400	9,796
Parkland Fuel Corp.	810	13,634

		67,333

		95,822

Total Common Stocks (cost $8,265,840)		8,343,141

INVESTMENT COMPANIES - 13.6%
Funds and Investment Trusts - 13.6%
iShares MSCI EAFE Small-Cap ETF	1,210	60,440
iShares MSCI India ETF	7,960	219,219
iShares MSCI South Korea Capped ETF	9,760	484,779
iShares MSCI Taiwan ETF	36,700	468,659
iShares MSCI Thailand Capped ETF	860	50,430
iShares MSCI Turkey ETF	2,170	78,901

Total Investment Companies (cost $1,377,312)		1,362,428

SHORT-TERM INVESTMENTS - 3.2%
Investment Companies - 3.2%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.30% (c)(d) (cost $319,644)	319,644	319,644

Total Investments - 99.7% (cost $9,962,796) (e)		10,025,213
Other assets less liabilities - 0.3%		34,732

Net Assets - 100.0%		$10,059,945

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate market value of these securities amounted to $247,802 or 2.5% of net assets.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $142,736 and gross unrealized depreciation of investments was $(80,319), resulting in net unrealized appreciation of $62,417.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
MSCI	-	Morgan Stanley Capital International

Country Breakdown*

December 31, 2015 (unaudited)

19.1%	Japan
13.5%	United Kingdom
11.9%	United States
6.1%	France
5.6%	Canada
4.4%	Germany
3.1%	China
3.0%	Australia
2.9%	Italy
2.7%	Luxembourg
2.3%	Swededn
2.3%	Ireland
2.1%	Hong Kong
2.1%	Switzerland
15.7%	Other
3.2%	Short-Term

100.0%	Total Investments

*	All data are as of December 31, 2015. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Argentina, Austria, Belgium, Brazil, Denmark, Faroe Islands, Finland, Georgia, Indonesia, Isle of Man, Israel, Mexico, Netherlands, New Zealand, Norway, Philippines, Portugal, Singapore, South Africa and Spain.

Bernstein Fund, Inc. - International Small Cap Portfolio

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$344,388		$1,482,036		$	– 0	–	$1,826,424
Industrials	316,109		1,327,530			– 0	–	1,643,639
Financials	332,951		1,080,393			– 0	–	1,413,344
Information Technology	101,559		949,567			– 0	–	1,051,126
Consumer Staples	175,626		663,724			– 0	–	839,350
Materials	44,305		563,624			– 0	–	607,929
Health Care	80,106		375,118			– 0	–	455,224
Utilities	13,375		241,289			– 0	–	254,664
Telecommunication Services	– 0	–	155,619			– 0	–	155,619
Energy	22,182		73,640			– 0	–	95,822
Investment Companies	1,362,428		– 0	–		– 0	–	1,362,428
Short-Term Investments	319,644		– 0	–		– 0	–	319,644

Total Investments in Securities	3,112,673		6,912,540	+		– 0	–	10,025,213

Other Financial Instruments* :	– 0	–	– 0	–		– 0	–	– 0	–
Total^	$3,112,673		$6,912,540		$	– 0	–	$10,025,213

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Bernstein Fund, Inc. - International Strategic Equities Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 90.3%
Financials - 20.7%
Banks - 9.3%
Banca Popolare dell’Emilia Romagna SC	3,420	$25,941
Bank Hapoalim BM	11,850	61,170
China CITIC Bank Corp. Ltd.-Class H (a)	41,000	26,425
Danske Bank A/S	800	21,466
Erste Group Bank AG (a)	1,270	39,738
Itausa-Investimentos Itau SA (Preference Shares)	20,700	35,770
KB Financial Group, Inc. (ADR) (a)	1,670	46,543
Mitsubishi UFJ Financial Group, Inc.	8,100	50,174
OTP Bank PLC	2,510	51,609
Sumitomo Mitsui Financial Group, Inc.	1,300	49,063
UniCredit SpA	11,160	61,700

		469,599

Capital Markets - 3.5%
3i Group PLC	10,250	72,609
Partners Group Holding AG	290	104,294

		176,903

Diversified Financial Services - 0.8%
Markit Ltd. (a)	1,290	38,919

Insurance - 6.1%
Assicurazioni Generali SpA	3,380	61,741
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	500	99,619
NN Group NV	3,330	117,492
T&D Holdings, Inc.	2,100	27,706

		306,558

Real Estate Investment Trusts (REITs) - 0.5%
GPT Group (The)	7,470	25,870

Real Estate Management & Development - 0.5%
Hongkong Land Holdings Ltd.	3,400	23,742

		1,041,591

Consumer Discretionary - 18.1%
Auto Components - 1.0%
Bridgestone Corp.	1,400	48,022

Automobiles - 4.6%
Mazda Motor Corp.	3,200	66,031
Peugeot SA (a)	6,730	117,970
Suzuki Motor Corp.	1,600	48,614

		232,615

Diversified Consumer Services - 1.0%
TAL Education Group (ADR) (a)	1,060	49,258

Household Durables - 3.5%
Auto Trader Group PLC (a)(b)	4,650	30,317
Berkeley Group Holdings PLC	1,870	101,660

Panasonic Corp.	4,600	46,632

		178,609

Company	Shares	U.S. $ Value
Leisure Products - 1.0%
Bandai Namco Holdings, Inc.	2,300	48,592

Media - 6.2%
Rightmove PLC	1,070	65,024
Thomson Reuters Corp.	1,810	68,557
Vivendi SA	4,760	102,231
Wolters Kluwer NV	2,340	78,585

		314,397

Textiles, Apparel & Luxury Goods - 0.8%
Yue Yuen Industrial Holdings Ltd.	12,500	42,264

		913,757

Consumer Staples - 12.3%
Food & Staples Retailing - 4.2%
Alimentation Couche-Tard, Inc.-Class B	830	36,536
Delhaize Group	810	78,835
Koninklijke Ahold NV	1,180	24,890
Metro, Inc.	2,670	74,753

		215,014

Food Products - 4.1%
Gruma SAB de CV-Class B	2,820	39,676
Grupo Lala SAB de CV	10,980	25,407
JBS SA	7,600	23,585
Nestle SA (REG)	680	50,480
WH Group Ltd. (a)(b)	119,500	66,357

		205,505

Household Products - 1.0%
Reckitt Benckiser Group PLC	530	49,039

Tobacco - 3.0%
Imperial Tobacco Group PLC	2,360	124,649
Japan Tobacco, Inc.	700	25,700

		150,349

		619,907

Information Technology - 9.9%
Electronic Equipment, Instruments & Components - 0.9%
Murata Manufacturing Co., Ltd.	300	43,164

Internet Software & Services - 0.6%
Tencent Holdings Ltd.	1,400	27,448

IT Services - 2.1%
Fujitsu Ltd.	11,000	54,902
Wirecard AG	1,030	51,485

		106,387

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 1.5%
ASML Holding NV	570	50,645
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	1,180	26,845

		77,490

Software - 4.0%
Check Point Software Technologies Ltd. (a)	740	60,221
Constellation Software, Inc./Canada	120	50,029
Dassault Systemes	310	24,779
Oracle Corp. Japan	1,400	65,184

		200,213

Technology Hardware, Storage & Peripherals - 0.8%
Samsung Electronics Co., Ltd. (GDR) (London) (b)	80	42,415

		497,117

Industrials - 9.3%
Aerospace & Defense - 1.9%
Safran SA	1,420	97,558

Airlines - 2.5%
Japan Airlines Co., Ltd.	2,000	71,586
Qantas Airways Ltd. (a)	18,050	53,501

		125,087

Industrial Conglomerates - 0.9%
Jardine Strategic Holdings Ltd.	1,700	46,338

Professional Services - 2.2%
Adecco SA (REG) (a)	1,300	88,976
Bureau Veritas SA	1,130	22,522

		111,498

Road & Rail - 1.3%
Central Japan Railway Co.	360	63,912

Transportation Infrastructure - 0.5%
Grupo Aeroportuario del Pacifico SAB de CV-Class B	2,870	25,352

		469,745

Health Care - 7.9%
Pharmaceuticals - 7.9%
H Lundbeck A/S (a)	890	30,389
Novartis AG (REG)	880	75,697
Novo Nordisk A/S-Class B	2,460	142,430
Otsuka Holdings Co., Ltd.	1,400	49,741
Sanofi	380	32,384
Teva Pharmaceutical Industries Ltd.	1,029	67,133

		397,774

Energy - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
JX Holdings, Inc.	25,100	105,347
LUKOIL PJSC (Sponsored ADR)	2,060	66,919
Woodside Petroleum Ltd.	2,560	53,335

		225,601

Company	Shares	U.S. $ Value
Telecommunication Services - 3.5%
Diversified Telecommunication Services - 3.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	33,528	73,807
Nippon Telegraph & Telephone Corp.	2,600	103,475

		177,282

Materials - 2.8%
Chemicals - 2.3%
Chr Hansen Holding A/S	1,300	81,316
Givaudan SA (REG) (a)	20	36,299

		117,615

Paper & Forest Products - 0.5%
Nine Dragons Paper Holdings Ltd.	38,000	22,314

		139,929

Utilities - 1.3%
Independent Power and Renewable Electricity Producers - 1.3%
Huaneng Power International, Inc.-Class H	74,000	63,460

Total Common Stocks (cost $4,512,384)		4,546,163

INVESTMENT COMPANIES - 4.4%
Funds and Investment Trusts - 4.4%
iShares MSCI South Korea Capped ETF	2,300	114,241
iShares MSCI Taiwan ETF	8,600	109,822

Total Investment Companies (cost $227,649)		224,063

SHORT-TERM INVESTMENTS - 4.9%
Investment Companies - 4.9%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.30% (c)(d) (cost $245,833)	245,833	245,833

Total Investments - 99.6% (cost $4,985,866) (e)		5,016,059
Other assets less liabilities - 0.4% (f)		18,956

Net Assets - 100.0%		$5,035,015

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI EAFE Futures	2	March 2016	$168,404	$169,820	$1,416
Mini MSCI Emerging Market Futures	1	March 2016	39,627	39,375	(252)

					$1,164

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	USD	77	CAD	107	2/18/16	$703
State Street Bank & Trust Co.	CAD	16	USD	12	2/18/16	(29)
State Street Bank & Trust Co.	CHF	25	USD	25	2/18/16	283
State Street Bank & Trust Co.	EUR	55	USD	60	2/18/16	355
State Street Bank & Trust Co.	GBP	12	USD	18	2/18/16	97
State Street Bank & Trust Co.	HKD	233	USD	30	2/18/16	(10)
State Street Bank & Trust Co.	ILS	767	USD	198	2/18/16	449
State Street Bank & Trust Co.	JPY	3,292	USD	27	2/18/16	(133)
State Street Bank & Trust Co.	KRW	45,326	USD	39	2/18/16	3
State Street Bank & Trust Co.	KRW	16,751	USD	14	2/18/16	(15)
State Street Bank & Trust Co.	MXN	964	USD	56	2/18/16	32
State Street Bank & Trust Co.	USD	109	AUD	152	2/18/16	1,591
State Street Bank & Trust Co.	USD	135	GBP	91	2/18/16	(1,316)
State Street Bank & Trust Co.	USD	84	INR	5,603	2/18/16	162
State Street Bank & Trust Co.	USD	17	NOK	149	2/18/16	(165)
State Street Bank & Trust Co.	USD	93	SEK	791	2/18/16	485

						$2,492

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, the aggregate market value of these securities amounted to $139,089 or 2.8% of net assets.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $53,526 and gross unrealized depreciation of investments was $(23,333), resulting in net unrealized appreciation of $30,193.
(f)	An amount of U.S. $9,240 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2015.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

Country Breakdown*

December 31, 2015 (unaudited)

19.3%	Japan
8.9%	United Kingdom
7.9%	France
7.1%	Switzerland
6.6%	United States
5.5%	Denmark
5.4%	Netherlands
5.2%	Israel
4.0%	Hong Kong
3.3%	China
3.2%	Canada
3.0%	Germany
15.7%	Other
4.9%	Short-Term

100.0%	Total Investments

*	All data are as of December 31, 2015. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investments purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 3.0% or less in the following countries: Australia, Austria, Belgium, Brazil, Hungary, Italy, Mexico, Russia, South Korea and Taiwan.

Bernstein Fund, Inc. - International Strategic Equities Portfolio

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$85,462		$956,129		$	– 0	–	$1,041,591
Consumer Discretionary	117,815		795,942			– 0	–	913,757
Consumer Staples	176,372		443,535			– 0	–	619,907
Information Technology	137,095		360,022			– 0	–	497,117
Industrials	25,352		444,393			– 0	–	469,745
Health Care	– 0	–	397,774			– 0	–	397,774
Energy	66,919		158,682			– 0	–	225,601
Telecommunication Services	– 0	–	177,282			– 0	–	177,282
Materials	– 0	–	139,929			– 0	–	139,929
Utilities	– 0	–	63,460			– 0	–	63,460
Investment Companies	224,063		– 0	–		– 0	–	224,063
Short-Term Investments	245,833		– 0	–		– 0	–	245,833

Total Investments in Securities	1,078,911		3,937,148	+		– 0	–	5,016,059
Other Financial Instruments*:
Assets:
Futures	1,416		– 0	–		– 0	–	1,416
Forward Currency Exchange Contracts	– 0	–	4,160			– 0	–	4,160
Liabilities:
Futures	(252)		– 0	–		– 0	–	(252)
Forward Currency Exchange Contracts	– 0	–	(1,668)					(1,668)

Total^	$1,080,075		$3,939,640		$	– 0	–	$5,019,715

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Bernstein Fund, Inc. - Small Cap Core Portfolio

Portfolio of Investments

December 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.8%
Financials - 21.8%
Banks - 9.3%
1st Source Corp.	270	$8,335
Banc of California, Inc.	930	13,597
BBCN Bancorp, Inc.	490	8,438
Central Pacific Financial Corp.	350	7,707
City Holding Co.	180	8,215
Community Trust Bancorp, Inc.	140	4,894
CommunityOne Bancorp (a)	320	4,310
Customers Bancorp, Inc. (a)	150	4,083
Fidelity Southern Corp.	650	14,502
First Financial Corp./IN	270	9,172
First NBC Bank Holding Co. (a)	380	14,208
FirstMerit Corp.	240	4,476
Flushing Financial Corp.	160	3,462
Great Southern Bancorp, Inc.	80	3,621
Hanmi Financial Corp.	200	4,744
Hilltop Holdings, Inc. (a)	700	13,454
International Bancshares Corp.	450	11,565
Mercantile Bank Corp.	140	3,436
Preferred Bank/Los Angeles CA	100	3,302
Prosperity Bancshares, Inc.	140	6,700
Republic Bancorp, Inc./KY-Class A	290	7,659
Triumph Bancorp, Inc. (a)	450	7,425
Wilshire Bancorp, Inc.	1,150	13,283

		180,588

Diversified Financial Services - 0.3%
MarketAxess Holdings, Inc.	60	6,695

Insurance - 3.0%
Ambac Financial Group, Inc. (a)	1,030	14,513
Argo Group International Holdings Ltd.	260	15,558
CNO Financial Group, Inc.	320	6,109
EMC Insurance Group, Inc.	120	3,036
Federated National Holding Co.	160	4,730
Heritage Insurance Holdings, Inc.	360	7,855
State Auto Financial Corp.	300	6,177

		57,978

Real Estate Investment Trusts (REITs) - 5.9%
Acadia Realty Trust	290	9,613
Agree Realty Corp.	110	3,739
Ares Commercial Real Estate Corp.	290	3,318
CoreSite Realty Corp.	80	4,538
CubeSmart	290	8,880
DCT Industrial Trust, Inc.	130	4,858
DuPont Fabros Technology, Inc.	100	3,179
Easterly Government Properties, Inc.	310	5,326
Education Realty Trust, Inc.	90	3,409
EPR Properties	190	11,105
First Industrial Realty Trust, Inc.	130	2,877
Highwoods Properties, Inc.	70	3,052
Lexington Realty Trust	610	4,880
LTC Properties, Inc.	90	3,883
Monogram Residential Trust, Inc.	890	8,686
National Health Investors, Inc.	70	4,261

Company	Shares	U.S. $ Value
One Liberty Properties, Inc.	180	3,863
PS Business Parks, Inc.	110	9,617
Ryman Hospitality Properties, Inc.	110	5,680
Sovran Self Storage, Inc.	70	7,512
Urstadt Biddle Properties, Inc.-Class A	190	3,656

		115,932

Real Estate Management & Development - 0.1%
Marcus & Millichap, Inc. (a)	70	2,040

Thrifts & Mortgage Finance - 3.2%
Anchor BanCorp Wisconsin, Inc. (a)	300	13,056
BankFinancial Corp.	980	12,377
Flagstar Bancorp, Inc. (a)	580	13,404
MGIC Investment Corp. (a)	840	7,417
Oritani Financial Corp.	210	3,465
Radian Group, Inc.	520	6,963
Walker & Dunlop, Inc. (a)	220	6,338

		63,020

		426,253

Information Technology - 21.1%
Communications Equipment - 2.1%
Extreme Networks, Inc. (a)	1,800	7,344
InterDigital, Inc./PA	120	5,885
NETGEAR, Inc. (a)	370	15,507
Plantronics, Inc.	170	8,061
Polycom, Inc. (a)	220	2,770

		39,567

Electronic Equipment, Instruments & Components - 2.9%
Insight Enterprises, Inc. (a)	280	7,034
PC Connection, Inc.	190	4,302
Sanmina Corp. (a)	570	11,730
SYNNEX Corp.	200	17,986
Tech Data Corp. (a)	240	15,931

		56,983

Internet Software & Services - 2.2%
Constant Contact, Inc. (a)	250	7,310
DHI Group, Inc. (a)	480	4,402
EarthLink Holdings Corp.	370	2,749
j2 Global, Inc.	180	14,817
LogMeIn, Inc. (a)	90	6,039
Web.com Group, Inc. (a)	400	8,004

		43,321

IT Services - 5.1%
CACI International, Inc.-Class A (a)	70	6,495
Convergys Corp.	500	12,445
CSG Systems International, Inc.	470	16,910
Euronet Worldwide, Inc. (a)	90	6,519
Hackett Group, Inc. (The)	600	9,642

Company	Shares	U.S. $ Value
Luxoft Holding, Inc. (a)	100	7,713
ManTech International Corp./VA-Class A	100	3,024
Perficient, Inc. (a)	270	4,622
Science Applications International Corp.	180	8,240
Sykes Enterprises, Inc. (a)	520	16,006
TeleTech Holdings, Inc.	270	7,536

		99,152

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Energy Industries, Inc. (a)	240	6,775
Cascade Microtech, Inc. (a)	200	3,250
Cirrus Logic, Inc. (a)	530	15,651
FormFactor, Inc. (a)	500	4,500
Integrated Device Technology, Inc. (a)	550	14,492
Microsemi Corp. (a)	390	12,710
Synaptics, Inc. (a)	120	9,641
Tessera Technologies, Inc.	190	5,702

		72,721

Software - 5.1%
Aspen Technology, Inc. (a)	310	11,706
Blackbaud, Inc.	110	7,245
FleetMatics Group PLC (a)	100	5,079
Gigamon, Inc. (a)	220	5,845
Manhattan Associates, Inc. (a)	230	15,219
Pegasystems, Inc.	190	5,225
SS&C Technologies Holdings, Inc.	200	13,654
Take-Two Interactive Software, Inc. (a)	520	18,117
Tyler Technologies, Inc. (a)	80	13,945
Zix Corp. (a)	570	2,896

		98,931

		410,675

Health Care - 18.1%
Biotechnology - 6.6%
Achillion Pharmaceuticals, Inc. (a)	740	7,984
Acorda Therapeutics, Inc. (a)	210	8,984
Anacor Pharmaceuticals, Inc. (a)	170	19,205
Applied Genetic Technologies Corp./DE (a)	180	3,672
BioCryst Pharmaceuticals, Inc. (a)	530	5,470
BioSpecifics Technologies Corp. (a)	90	3,867
Concert Pharmaceuticals, Inc. (a)	240	4,553
Cytokinetics, Inc. (a)	560	5,858
Emergent BioSolutions, Inc. (a)	230	9,202
FibroGen, Inc. (a)	380	11,578
Halozyme Therapeutics, Inc. (a)	610	10,571
ImmunoGen, Inc. (a)	280	3,800
Myriad Genetics, Inc. (a)	230	9,927
Neurocrine Biosciences, Inc. (a)	100	5,657
OPKO Health, Inc. (a)	750	7,537

Company	Shares	U.S. $ Value
Progenics Pharmaceuticals, Inc. (a)	730	4,475
Repligen Corp. (a)	230	6,507

		128,847

Health Care Equipment & Supplies - 3.3%
Anika Therapeutics, Inc. (a)	210	8,014
Atrion Corp.	10	3,812
Masimo Corp. (a)	90	3,736
Meridian Bioscience, Inc.	420	8,618
Orthofix International NV (a)	420	16,468
STERIS PLC	220	16,575
West Pharmaceutical Services, Inc.	110	6,624

		63,847

Health Care Providers & Services - 3.3%
Amsurg Corp. (a)	100	7,600
Chemed Corp.	60	8,988
Cross Country Healthcare, Inc. (a)	390	6,392
LHC Group, Inc. (a)	260	11,775
Molina Healthcare, Inc. (a)	90	5,412
PharMerica Corp. (a)	430	15,050
WellCare Health Plans, Inc. (a)	110	8,603

		63,820

Health Care Technology - 1.1%
Computer Programs & Systems, Inc.	160	7,960
MedAssets, Inc. (a)	200	6,188
Quality Systems, Inc.	480	7,738

		21,886

Life Sciences Tools & Services - 1.3%
INC Research Holdings, Inc.-Class A (a)	370	17,949
PAREXEL International Corp. (a)	120	8,174

		26,123

Pharmaceuticals - 2.5%
Amphastar Pharmaceuticals, Inc. (a)	320	4,554
Depomed, Inc. (a)	380	6,889
Phibro Animal Health Corp.-Class A	270	8,135
Prestige Brands Holdings, Inc. (a)	260	13,385
SciClone Pharmaceuticals, Inc. (a)	1,080	9,936
Sucampo Pharmaceuticals, Inc.-Class A (a)	310	5,360

		48,259

		352,782

Industrials - 13.0%
Aerospace & Defense - 0.2%
Moog, Inc.-Class A (a)	70	4,242

Air Freight & Logistics - 0.1%
Hub Group, Inc.-Class A (a)	80	2,636

Company	Shares	U.S. $ Value
Airlines - 2.0%
Allegiant Travel Co.	30	5,035
Hawaiian Holdings, Inc. (a)	220	7,772
JetBlue Airways Corp. (a)	560	12,684
Virgin America, Inc. (a)	400	14,404

		39,895

Building Products - 0.9%
Insteel Industries, Inc.	210	4,393
Patrick Industries, Inc. (a)	200	8,700
Universal Forest Products, Inc.	80	5,470

		18,563

Commercial Services & Supplies - 1.7%
ACCO Brands Corp. (a)	860	6,132
Deluxe Corp.	130	7,090
Ennis, Inc.	730	14,053
Tetra Tech, Inc.	210	5,464

		32,739

Construction & Engineering - 2.1%
Aegion Corp. (a)	730	14,096
Comfort Systems USA, Inc.	300	8,526
EMCOR Group, Inc.	380	18,255

		40,877

Machinery - 1.9%
Briggs & Stratton Corp.	320	5,536
Federal Signal Corp.	320	5,072
Global Brass & Copper Holdings, Inc.	650	13,845
Wabash National Corp. (a)	1,070	12,658

		37,111

Marine - 0.3%
Matson, Inc.	120	5,116

Professional Services - 1.8%
ICF International, Inc. (a)	240	8,534
Insperity, Inc.	310	14,927
TrueBlue, Inc. (a)	430	11,077

		34,538

Trading Companies & Distributors - 2.0%
Applied Industrial Technologies, Inc.	200	8,098
Kaman Corp.	410	16,732
MRC Global, Inc. (a)	620	7,998
Watsco, Inc.	50	5,857

		38,685

		254,402

Consumer Discretionary - 11.3%
Auto Components - 0.8%
Cooper Tire & Rubber Co.	150	5,677
Standard Motor Products, Inc.	130	4,947

Company	Shares	U.S. $ Value
Stoneridge, Inc. (a)	310	4,588

		15,212

Distributors - 0.4%
Pool Corp.	100	8,078

Diversified Consumer Services - 1.9%
Bright Horizons Family Solutions, Inc. (a)	90	6,012
Capella Education Co.	180	8,320
LifeLock, Inc. (a)	400	5,740
Strayer Education, Inc. (a)	280	16,833

		36,905

Hotels, Restaurants & Leisure - 3.6%
Bloomin’ Brands, Inc.	580	9,796
Cheesecake Factory, Inc. (The)	340	15,677
Churchill Downs, Inc.	40	5,660
Denny’s Corp. (a)	950	9,339
Jack in the Box, Inc.	80	6,137
Papa John’s International, Inc.	220	12,291
Ruth’s Hospitality Group, Inc.	420	6,686
Sonic Corp.	150	4,847

		70,433

Household Durables - 0.9%
Helen of Troy Ltd. (a)	150	14,137
NACCO Industries, Inc.-Class A	70	2,954

		17,091

Leisure Products - 1.0%
Nautilus, Inc. (a)	260	4,347
Smith & Wesson Holding Corp. (a)	340	7,474
Sturm Ruger & Co., Inc.	120	7,153

		18,974

Multiline Retail - 0.5%
Big Lots, Inc.	250	9,635

Specialty Retail - 1.8%
Abercrombie & Fitch Co.-Class A	300	8,100
Caleres, Inc.	280	7,510
Children’s Place, Inc. (The)	260	14,352
Francesca’s Holdings Corp. (a)	330	5,745

		35,707

Textiles, Apparel & Luxury Goods - 0.4%
Movado Group, Inc.	340	8,741

		220,776

Energy - 3.4%
Energy Equipment & Services - 1.1%
Matrix Service Co. (a)	410	8,421
Oil States International, Inc. (a)	290	7,903

Company	Shares	U.S. $ Value
TETRA Technologies, Inc. (a)	640	4,813

		21,137

Oil, Gas & Consumable Fuels - 2.3%
Alon USA Energy, Inc.	780	11,575
Delek US Holdings, Inc.	130	3,198
DHT Holdings, Inc.	600	4,854
Par Pacific Holdings, Inc. (a)	580	13,653
Western Refining, Inc.	350	12,467

		45,747

		66,884

Materials - 3.3%
Chemicals - 1.3%
Innospec, Inc.	220	11,948
Koppers Holdings, Inc.	330	6,023
Kraton Performance Polymers, Inc. (a)	180	2,990
Trinseo SA (a)	180	5,076

		26,037

Containers & Packaging - 0.5%
AEP Industries, Inc. (a)	100	7,715
Myers Industries, Inc.	210	2,797

		10,512

Metals & Mining - 1.3%
Materion Corp.	100	2,800
Schnitzer Steel Industries, Inc.-Class A	430	6,179
Worthington Industries, Inc.	540	16,276

		25,255

Paper & Forest Products - 0.2%
Boise Cascade Co. (a)	110	2,808

		64,612

Utilities - 3.1%
Electric Utilities - 0.7%
PNM Resources, Inc.	190	5,808
Spark Energy, Inc.	170	3,523
Unitil Corp.	110	3,947

		13,278

Gas Utilities - 2.4%
New Jersey Resources Corp.	540	17,798
ONE Gas, Inc.	120	6,020
Southwest Gas Corp.	280	15,445
WGL Holdings, Inc.	130	8,189

		47,452

		60,730

Consumer Staples - 3.0%
Food & Staples Retailing - 0.3%
SpartanNash Co.	290	6,275

Company	Shares	U.S. $ Value
Food Products - 1.8%
Dean Foods Co.	1,020	17,493
Farmer Brothers Co. (a)	350	11,295
Fresh Del Monte Produce, Inc.	140	5,443

		34,231

Household Products - 0.2%
Central Garden & Pet Co.-Class A (a)	340	4,624

Personal Products - 0.7%
Natural Health Trends Corp.	210	7,041
USANA Health Sciences, Inc. (a)	50	6,388

		13,429

		58,559

Telecommunication Services - 1.7%
Diversified Telecommunication Services - 1.3%
FairPoint Communications, Inc. (a)	190	3,053
Inteliquent, Inc.	380	6,753
Vonage Holdings Corp. (a)	2,490	14,292

		24,098

Wireless Telecommunication Services - 0.4%
Spok Holdings, Inc.	440	8,061

		32,159

Total Common Stocks (cost $1,995,545)		1,947,832

SHORT-TERM INVESTMENTS - 102.4%
Investment Companies - 102.4%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.30% (b)(c) (cost $1,999,500)	1,999,500	1,999,500

Total Investments - 202.2% (cost $3,995,045) (d)		3,947,332
Other assets less liabilities - (102.2)%		(1,995,558)

Net Assets - 100.0%		$1,951,774

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of December 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,057 and gross unrealized depreciation of investments was $(48,770), resulting in net unrealized depreciation of $(47,713).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Bernstein Fund, Inc. - Small Cap Core Portfolio

December 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2015:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Assets:
Common Stocks*	$1,947,832	$	– 0	–	$	– 0	–	$1,947,832
Short-Term Investments	1,999,500		– 0	–		– 0	–	1,999,500

Total Investments in Securities	3,947,332		– 0	–		– 0	–	3,947,332

Total^	$3,947,332	$	– 0	–	$	– 0	–	$3,947,332

*	See Portfolio of Investments for sector classifications.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Bernstein Fund, Inc.

By:	/s/ Seth J. Masters
Seth J. Masters
President

Date:	February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seth J. Masters
Seth J. Masters
President

Date:	February 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2016